Offerings	Jan. 22, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.086 per share (3)
Maximum Aggregate Offering Price	$ 6,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 828.60
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock, and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Purchase Warrants (4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Common Stock Purchase Warrants (3)
Maximum Aggregate Offering Price	$ 12,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock, and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants (3)(4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock, and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.No fee pursuant to Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Pre-Funded Warrants (3)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock, and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants (4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.No fee pursuant to Rule 457(g) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Placement Agent Warrants (5)
Maximum Aggregate Offering Price	$ 525,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 72.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there is also being registered hereunder such indeterminate additional number of securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The registrant has agreed to issue to the placement agent or its designees, upon the closing of this offering, warrants (the “Placement Agent Warrants”) to purchase a number of shares of common stock equal to 7% of the aggregate number of shares of common stock and pre-funded warrants sold in this offering. The exercise price of the Placement Agent Warrants is equal to 125% of the public offering price per share of common stock and accompanying common stock purchase warrants. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Placement Agent Warrants is $525,000, which is equal to 125% of $420,000 (7% of $6,000,000).